Expense Example - AIG Small-Cap Quality Fund	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class W 1 Year	Class W 3 Years	Class W 5 Years	Class W 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years
USD ($)	695	949	1,222	1,999	293	597	1,026	2,053	107	334	579	1,283